Leases - Schedule of Consolidated Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total	$ 8,470	$ 23,698
Liabilities
Operating lease liabilities, current	6,764	16,581
Operating lease liabilities, non-current		5,684
Total lease liabilities	6,764	22,265
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	20,471	11,731	$ 47,740
Right-of-use assets [Member]
Assets
Total	$ 8,470	$ 23,698